Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum capital payment under non-cancellable agreements

As of December 31,
2023
RMB
2024	115,813
Total	115,813